Offsets	Nov. 05, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-1
File Number	333-299253
Initial Filing Date	Oct. 01, 2026
Fee Offset Claimed	$ 870.00
Explanation for Claimed Amount	The registrant previously registered (a) common shares and/or pre-funded warrants to purchase common shares, and (b) common shares underlying any such pre-funded warrants, for a maximum aggregate offering price of $15,000,000 and a total registration fee of $1,305.00. The registrant is no longer registering these securities. This amendment replaces the securities being offered, and reduces the maximum aggregate offering price from $15,000,000 to $10,000,000.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Akanda Corp.
Form or Filing Type	F-1
File Number	333-299253
Filing Date	Oct. 01, 2026
Fee Paid with Fee Offset Source	$ 1,305.00